Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) - 6 months ended Jun. 30, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Warranty Liability [Roll Forward]
Liability at the beginning	¥ 5,141
Liability at the end	5,501	$ 757
ECARX Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	5,141
Addition RMB	0
Loss due to change in fair value RMB	236
Foreign exchange translation RMB	124
Settlement RMB	0
Liability at the end	5,501
ECARX Public Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	3,195
Addition RMB	0
Loss due to change in fair value RMB	0
Foreign exchange translation RMB	75
Settlement RMB	0
Liability at the end	3,270
ECARX Private Warrants
Warranty Liability [Roll Forward]
Liability at the beginning	1,946
Addition RMB	0
Loss due to change in fair value RMB	236
Foreign exchange translation RMB	49
Settlement RMB	0
Liability at the end	¥ 2,231